Blackstone / GSO Strategic Credit Fund

Portfolio of Investments

September 30, 2019 (Unaudited)

	Principal
	Amount	Value
FLOATING RATE LOAN INTERESTS(a) - 135.20%
Aerospace & Defense - 2.71%
Nordam Group LLC, First Lien Initial Term Loan, 6M US L + 5.50%, 04/09/2026(b)	$4,776,000	$4,793,910
Propulsion Acquisition LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 07/13/2021(b)	6,219,207	6,157,015
Vectra Co., First Lien Initial Term Loan:
1M US L + 3.25%, 03/08/2025	2,358,209	2,304,170
1M US L + 7.25%, 03/08/2026(b)	1,666,667	1,616,667
WP CPP Holdings LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 04/30/2025	3,721,875	3,732,352
		18,604,114

Air Transport - 0.81%
Air Medical Group Holdings, Inc., First Lien 2018 New Term Loan, 1M US L + 4.25%, 03/14/2025	5,895,000	5,536,378

Automotive - 1.13%
Bright Bidco B.V., First Lien 2018 Refinancing B Term Loan, 3M US L + 3.50%, 06/30/2024	5,001,401	2,402,948
Midas Intermediate Holdco II LLC, First Lien 2017 Refinancing Term Loan, 3M US L + 2.75%, 08/18/2021	1,187,786	1,149,480
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	4,345,210	4,171,402
		7,723,830

Beverage & Tobacco - 0.24%
Winebow Holdings, Inc., Second Lien Term Loan, 1M US L + 7.50%, 01/02/2022	2,387,283	1,631,314

Brokers, Dealers & Investment Houses - 1.53%
Advisor Group Holdings, Inc., First Lien Initial B Term Loan:
3M US L + 4.00%, 01/31/2025	2,427,574	2,372,954
1M US L + 5.00%, 07/31/2026	3,388,889	3,326,753
Deerfield Dakota Holding LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/13/2025	889,440	876,321
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	1,846,154	1,849,615
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/12/2025	2,083,477	2,066,549
		10,492,192

Building & Development - 8.36%
American Bath Group LLC, Second Lien Term Loan:
1M US L + 4.25%, 09/30/2023	9,892,218	9,830,391
1M US L + 9.75%, 09/30/2024(b)	600,000	600,000
CPG International LLC, First Lien New Term Loan, 6M US L + 3.75%, 05/05/2024	787,879	786,236
Dayton Superior Corp., First Lien Borrowing Term Loan, 3M US L + 8.00%, 11/15/2021	3,813,235	2,001,948
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	9,385,206	8,904,215
Hillman Group, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	8,894,925	8,654,495
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 05/30/2025	6,480,000	6,394,950
LBM Borrower LLC, Second Lien Initial Term Loan:
1M US L + 3.75%, 08/20/2022	4,654,625	4,658,116
1M US L + 9.25%, 08/20/2023	1,713,476	1,686,712
Ply Gem Midco, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 04/12/2025	3,723,488	3,653,672
SIWF Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 06/15/2025	2,370,000	2,339,391
SRS Distribution, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 05/23/2025	7,919,227	7,736,649
		57,246,775

Business Equipment & Services - 22.67%
Access CIG LLC, First Lien B Term Loan:
3M US L + 3.75%, 02/27/2025	2,884,830	2,854,193
1M US L + 7.75%, 02/27/2026	326,087	326,087

	Principal
	Amount	Value
Business Equipment & Services (continued)
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 07/23/2021	$2,541,500	$2,365,183
1M US L + 3.25%, 07/23/2021	3,091,136	2,894,509
1M US L + 6.50%, 07/25/2022	11,245,389	9,777,247
Allied Universal Holdco LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 07/10/2026	4,070,330	4,081,137
APFS Staffing Holdings, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 04/15/2026(b)	5,440,909	5,420,506
AqGen Ascensus, Inc., First Lien Replacement Term Loan, 3M US L + 4.00%, 12/05/2022	8,086,526	8,121,945
ARGUS MEDIA LIMITED, First Lien Term Loan, 3M US L + 3.25%, 09/24/2026(b)	1,657,696	1,668,057
BMC Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 5.25%, 12/28/2024(b)	2,793,984	2,780,014
Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.00%, 11/01/2024	5,890,920	5,830,156
Cast & Crew Payroll LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 02/09/2026	1,088,203	1,097,724
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan:
1M US L + 3.00%, 02/03/2025	995,811	980,251
1M US L + 6.75%, 02/02/2026(b)	1,422,414	1,386,854
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 5.00%, 02/06/2026	4,108,108	4,138,549
GI Revelation Acquisition LLC, First Lien Initial Term Loan:
1M US L + 5.00%, 04/16/2025	5,126,063	4,929,555
1M US L + 9.00%, 04/16/2026	6,000,000	5,760,000
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 1M US L + 4.00%, 05/23/2025	757,891	755,617
Inmar, Inc., First Lien Initial Term Loan:
3M US L + 4.00%, 05/01/2024	1,253,646	1,186,789
3M US L + 8.00%, 05/01/2025	3,786,982	3,556,223
KUEHG Corp, Second Lien Tranche B Term Loan:
3M US L + 3.75%, 02/21/2025	4,643,146	4,646,048
3M US L + 8.25%, 08/22/2025	6,161,780	6,163,721
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.87%, 12/09/2022	5,810,616	5,776,711
LegalZoom.com, Inc., First Lien 2018 Term Loan, 1M US L + 4.50%, 11/21/2024	5,104,286	5,131,415
Minotaur Acquisition, Inc., First Lien B Term Loan, 1M US L + 5.00%, 03/27/2026	3,709,660	3,612,281
Mitchell International, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 11/29/2024	6,080,901	5,841,982
1M US L + 7.25%, 12/01/2025	2,303,030	2,130,303
National Intergovernmental Purchasing Alliance Company, First Lien Initial Term Loan:
3M US L + 3.75%, 05/23/2025	5,529,344	5,474,050
3M US L + 7.50%, 05/22/2026	4,200,000	4,126,500
PriceWaterhouseCoopers, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/01/2026(b)	1,200,000	1,185,000
Project Boost Purchaser LLC, First Lien B Term Loan, 1M US L + 3.50%, 06/01/2026	1,735,537	1,726,643
PT Intermediate Holdings III LLC, First Lien B Term Loan:
1M US L + 4.00%, 12/09/2024	4,749,037	4,638,242
1M US L + 8.00%, 12/08/2025(b)	4,200,000	4,200,000
Revspring, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 10/11/2025	3,573,000	3,551,794
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 12/31/2025	3,951,705	3,892,114
1M US L + 4.00%, 09/03/2026	3,174,652	3,183,779
Surveymonkey, Inc., First Lien Term Loan, 1W US L + 3.75%, 10/10/2025(b)	6,754,731	6,712,514
ThoughtWorks, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 10/11/2024	4,176,121	4,186,561
TRC Companies, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 06/21/2024	1,288,914	1,290,931
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025	7,958,072	7,918,282
		155,299,467

Cable & Satellite Television - 0.31%
Radiate Holdco LLC, First Lien Amendment No. 2 Incremental Term Loan, 1M US L + 3.50%, 02/01/2024	2,129,663	2,133,389

Chemical & Plastics - 3.79%
Ascend Performance Materials Operations LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 08/27/2026	3,500,000	3,517,517
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 08/01/2025	7,110,000	7,110,035
Nouryon Finance B.V., First Lien Initial Dollar Term Loan, 1M US L + 3.25%, 10/01/2025	5,012,127	4,920,656
Peroxychem LLC, First Lien B Term Loan, 3M US L + 5.00%, 09/30/2024(b)	3,972,093	3,962,163
Spectrum Holdings III Corp., First Lien Closing Date Term Loan:
1M US L + 3.25%, 01/31/2025	886,279	794,700
1M US L + 7.00%, 01/31/2026	1,833,333	1,668,333

	Principal
	Amount	Value
Chemical & Plastics (continued)
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan:
1M US L + 3.50%, 10/28/2024	$2,384,573	$2,217,653
2M US L + 8.25%, 10/27/2025(b)	1,995,334	1,795,800
		25,986,857

Conglomerates - 1.12%
American Residential Services LLC, First Lien Term Loan, 1M US L + 4.00%, 06/30/2022(b)	714,609	700,316
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 07/11/2025	3,116,066	3,038,164
Output Services Group, Inc., First Lien B Term Loan, 1M US L + 4.50%, 03/27/2024(b)	1,523,056	1,332,674
Spring Education Group, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 07/30/2025	2,121,809	2,123,804
VT Topco, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 08/01/2025	471,537	470,653
		7,665,611

Containers & Glass Products - 2.39%
Charter NEX US, Inc., First Lien Third Amendment Incremental Term Loan, 1M US L + 3.50%, 05/16/2024	646,108	647,588
Flex Acquisition Company, Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	3,494,708	3,374,578
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	2,955,000	2,941,451
IBC Capital, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024(b)	1,691,209	1,674,297
ProAmpac PG Borrower LLC, First Lien Initial Term Loan:
3M US L + 3.50%, 11/20/2023	1,713,391	1,641,000
3M US L + 8.50%, 11/18/2024	1,464,115	1,403,113
Strategic Materials Holding Corp., Second Lien Initial Term Loan, 1M US L + 7.75%, 10/31/2025	4,666,667	3,313,333
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 10/17/2024	1,407,459	1,364,581
		16,359,941

Diversified Insurance - 0.74%
Acrisure LLC, First Lien 2018-1 Additional Term Loan, 3M US L + 3.75%, 11/22/2023	1,664,326	1,642,482
CP VI Bella Midco LLC, First Lien Initial Term Loan:
1M US L + 2.75%, 12/27/2024	1,266,504	1,230,884
1M US L + 6.75%, 12/29/2025	1,178,571	1,165,318
Genworth Holdings, Inc., First Lien Initial Term Loan, 2M US L + 4.50%, 03/07/2023(b)	1,027,826	1,032,965
		5,071,649

Drugs - 1.66%
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	1,473,214	1,467,078
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	4,602,125	4,248,337
Avantor Funding, Inc., First Lien Initial B-2 Dollar Term Loan, 1M US L + 3.00%, 11/21/2024	63,483	64,058
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	5,601,940	5,596,702
		11,376,175

Ecological Services & Equipment - 0.93%
Eagle 4, Ltd., First Lien Initial Term Loan, 3M US L + 7.75%, 07/12/2027(b)	1,885,455	1,883,098
Emerald 2, Ltd., First Lien Initial B-1 Term Loan, 3M US L + 3.75%, 07/10/2026	1,003,670	1,009,943
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	2,521,293	2,363,712
Tunnel Hill Partners LP, First Lien Initial Term Loan, 1M US L + 3.50%, 02/06/2026	1,109,469	1,106,008
		6,362,761

Electronics/Electric - 26.94%
Applovin Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 08/15/2025	1,102,140	1,103,060
Boxer Parent Company, Inc., First Lien Initial Dollar Term Loan, 1M US L + 4.25%, 10/02/2025	8,910,000	8,589,997
Brave Parent Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 04/18/2025	2,375,940	2,283,872
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 05/21/2025	3,703,125	3,659,150
ConvergeOne Holdings, Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 01/04/2026	5,970,000	5,396,880
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/28/2025(b)	1,045,752	1,006,536
Curvature, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023	11,540,445	9,463,165
DigiCert Holdings, Inc., First Lien B Term Loan, 3M US L + 4.00%, 08/07/2026	3,347,561	3,341,284
DiscoverOrg LLC, First Lien Initial Term Loan, 1M US L + 4.50%, 02/02/2026	4,987,500	4,979,695
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024	2,550,190	2,548,596
Electronics for Imaging, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 07/23/2026(b)	3,050,000	2,851,750

	Principal
	Amount	Value
Electronics/Electric (continued)
Ellie Mae, Inc., First Lien Term Loan, 1M US L + 4.00%, 04/17/2026	$9,600,000	$9,628,032
Flexera Software LLC, Second Lien Initial Term Loan, 1M US L + 7.25%, 02/26/2026	2,299,194	2,294,883
Gigamon, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 12/27/2024	10,126,734	9,848,249
Help/Systems Holdings, Inc., First Lien Term Loan:
1M US L + 3.75%, 03/28/2025	2,138,287	2,135,615
1M US L + 7.75%, 03/27/2026	2,068,966	2,074,138
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	2,033,772	2,047,124
Idera, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024	2,586,756	2,589,460
Imperva, Inc., First Lien Term Loan:
3M US L + 4.00%, 01/12/2026	3,264,545	3,182,932
1M US L + 7.75%, 01/11/2027	2,674,923	2,608,049
Ivanti Software, Inc., First Lien Term Loan:
1M US L + 4.25%, 01/20/2024	5,912,896	5,902,755
1M US L + 9.00%, 01/20/2025	6,000,000	5,936,250
MACOM Technology Solutions Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.25%, 05/17/2024	4,477,099	4,089,091
McAfee LLC, First Lien B USD Term Loan, 1M US L + 3.75%, 09/30/2024	7,631,033	7,657,475
Merrill Communications LLC, First Lien B Term Loan, 3M US L + 5.00%, 09/25/2026(b)	1,830,000	1,825,425
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.75%, 09/13/2024	2,811,444	2,797,611
MLN US HoldCo LLC, First Lien B Term Loan, 1M US L + 4.50%, 11/30/2025	4,088,820	3,812,825
MYOB US Borrower LLC, First Lien Initial U.S. Term Loan, 1M US L + 4.00%, 05/06/2026	2,660,000	2,668,326
Navex Topco, Inc., First Lien Initial Term Loan:
3M US L + 3.25%, 09/05/2025	1,889,101	1,874,933
3M US L + 7.00%, 09/04/2026	3,000,000	2,974,995
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025	4,819,369	4,805,296
Perforce Software, Inc., First Lien B Term Loan, 1M US L + 4.50%, 07/01/2026	1,459,830	1,461,348
Ping Identity Corp., First Lien Term Loan, 1M US L + 3.75%, 01/24/2025(b)	574,983	574,983
Project Alpha Intermediate Holding, Inc., First Lien Term Loan:
3M US L + 3.50%, 04/26/2024	2,085,997	2,062,529
3M US L + 4.25%, 04/26/2024	3,636,364	3,645,455
Project Angel Parent LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025(b)	3,546,269	3,506,373
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan:
6M US L + 4.50%, 07/07/2023	2,722,344	2,730,007
6M US L + 4.25%, 07/07/2023	1,032,200	1,031,555
Project Silverback Holdings Corp., First Lien New Term Loan, 1M US L + 3.50%, 08/21/2024	1,987,606	1,689,465
Quest Software US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 05/16/2025	3,283,058	3,249,538
3M US L + 8.25%, 05/18/2026	8,885,470	8,738,860
Rocket Software, Inc., First Lien Initial Term Loan, 1M US L + 4.25%, 11/28/2025	5,141,889	4,844,945
S2P Acquisition Borrower, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 08/14/2026	3,388,889	3,392,600
SonicWall US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 3.50%, 05/16/2025	3,599,795	3,503,807
3M US L + 7.50%, 05/18/2026	4,800,000	4,248,000
Triton Solar US Acquisition Co., First Lien Initial Term Loan, 1M US L + 6.00%, 10/29/2024	686,892	647,828
Veritas US, Inc., First Lien New Dollar B Term Loan, 1M US L + 4.50%, 01/27/2023	4,301,471	4,076,654
Vero Parent, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.50%, 08/16/2024	1,673,239	1,669,056
Web.com Group, Inc., First Lien B Term Loan:
1M US L + 3.75%, 10/10/2025	5,452,055	5,372,591
1M US L + 7.75%, 10/09/2026	2,195,428	2,144,198
		184,567,241

Financial Intermediaries - 2.04%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 1M US L + 4.75%, 05/20/2024	6,739,933	3,055,447
ION Trading Technologies S.A.R.L., First Lien 2018 Initial Dollar Term Loan, 3M US L + 4.00%, 11/21/2024	5,466,075	5,217,369
NorthStar Financial Services Group LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 05/25/2025	4,590,387	4,538,745
1M US L + 7.50%, 05/25/2026(b)	1,182,937	1,171,107
		13,982,668

Food Products - 1.98%
Alphabet Holding Company, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	5,408,421	5,015,175

	Principal Amount	Value
Food Products (continued)
TKC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 02/01/2023	$4,619,326	$4,549,205
1M US L + 8.00%, 02/01/2024	4,051,201	3,978,623
		13,543,003

Food Service - 3.77%
CEC Entertainment, Inc., First Lien B Term Loan, 3M US L + 6.50%, 08/30/2026	4,871,327	4,784,252
Flynn Restaurant Group LP, First Lien B Initial Term Loan, 1M US L + 3.50%, 06/27/2025	7,596,286	7,324,111
Fogo de Chao, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.25%, 04/07/2025	2,301,780	2,311,850
K-Mac Holdings Corp., Second Lien Initial Term Loan, 1M US L + 6.75%, 03/16/2026	1,744,186	1,734,384
NPC International, Inc., Second Lien Initial Term Loan, 1M US L + 7.50%, 04/18/2025	3,424,278	1,057,246
Quidditch Acquisition, Inc., First Lien B Term Loan, 3M US L + 7.00%, 03/21/2025(b)	2,957,736	3,002,102
Red Lobster Management LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021	2,590,627	2,574,435
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.00%, 01/30/2026	3,034,483	3,024,621
		25,813,001

Food/Drug Retailers - 0.90%
EG Group, Ltd., First Lien Facility B Term Loan:
3M US L + 4.00%, 02/07/2025	5,580,762	5,527,047
3M US L + 4.00%, 02/07/2025	684,028	677,444
		6,204,491

Health Insurance - 1.48%
Achilles Acquisition LLC, First Lien Closing Date Term Loan, 1M US L + 4.00%, 10/13/2025	2,292,480	2,296,778
FHC Health Systems, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 12/23/2021	7,362,575	7,368,686
MPH Acquisition Holdings LLC, First Lien Initial Term Loan, 3M US L + 2.75%, 06/07/2023	482,206	460,707
		10,126,171

Healthcare - 20.38%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.75%, 04/01/2022	6,243,519	5,678,480
Auris Luxembourg III S.a r.l., First Lien Facility B2 Term Loan, 1M US L + 3.75%, 02/27/2026	2,066,539	2,058,139
BioClinica Holding I LP, First Lien Initial Term Loan:
2M US L + 4.25%, 10/20/2023	2,445,497	2,363,977
2M US L + 8.25%, 10/21/2024	3,157,898	2,885,529
Carestream Health, Inc., First Lien Extended Term Loan:
1M US L + 5.75%, 02/28/2021	418,319	400,540
1M US L + 9.50%, 06/07/2021	10,447,039	10,029,157
Certara Holdco, Inc., First Lien Replacement Term Loan, 1M US L + 3.50%, 08/15/2024(b)	927,331	923,854
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2026	3,812,500	3,786,289
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 1M US L + 4.25%, 12/01/2021	2,902,842	2,663,357
Dentalcorp Health Services ULC, First Lien Initial Term Loan, 1M US L + 3.75%, 06/06/2025	3,131,685	3,085,368
Envision Healthcare Corp., First Lien Initial Term Loan, 1M US L + 3.75%, 10/10/2025	6,223,935	5,097,777
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 03/05/2026	1,819,440	1,822,851
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	3,033,621	2,684,754
Heartland Dental LLC, First Lien Initial Term Loan:
1M US L + 4.50%, 04/30/2025	1,426,113	1,402,939
1M US L + 3.75%, 04/30/2025	4,984,664	4,888,859
Immucor, Inc., First Lien B-3 Term Loan, 3M US L + 5.00%, 06/15/2021	1,384,889	1,386,406
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	6,269,886	5,857,108
Lifescan Global Corp., First Lien Initial Term Loan, 3M US L + 6.00%, 10/01/2024	8,527,500	7,749,408
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 08/02/2025	2,730,484	2,715,125
Navicure, Inc., First Lien B Term Loan, 3M US L + 4.00%, 09/18/2026	3,094,203	3,098,071
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 1M US L + 3.75%, 04/19/2023	9,893,364	9,819,164
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 04/19/2023	689,480	686,322
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	6,329,295	5,780,766
NVA Holdings, Inc., First Lien Incremental B-4 Term Loan, 1M US L + 3.50%, 02/02/2025	798,000	798,997
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	4,966,836	4,653,925
Parexel International Corp., First Lien Initial Term Loan, 1M US L + 2.75%, 09/27/2024	4,413,208	4,201,219

	Principal Amount	Value
Healthcare (continued)
PetVet Care Centers LLC, First Lien Initial Term Loan:
1M US L + 3.25%, 02/14/2025(b)	$1,786,466	$1,768,601
1M US L + 2.75%, 02/14/2025(c)	354,849	344,647
1M US L + 2.75%, 02/14/2025	1,575,232	1,529,944
Phoenix Guarantor, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 03/05/2026	8,577,229	8,603,133
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024	2,587,966	2,567,482
Regionalcare Hospital Partners Holdings, Inc., First Lien B Term Loan, 1M US L + 4.50%, 11/16/2025	4,868,803	4,880,610
Sunshine Luxembourg VII SARL, First Lien Facility B1 Term Loan, 3M US L + 4.25%, 09/23/2026	1,506,173	1,515,119
Surgery Center Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 09/02/2024	379,947	372,253
Team Health Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 02/06/2024	989,848	820,747
U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 1M US L + 3.00%, 06/23/2024	794,482	775,366
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	3,712,500	3,731,842
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	8,887,500	8,183,921
YI LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 11/07/2024	3,985,602	3,975,658
Zest Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.50%, 03/13/2026(b)	4,357,143	4,030,357
		139,618,061

Home Furnishings - 0.67%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan:
1M US L + 3.25%, 12/13/2023	181,688	173,966
1M US L + 3.25%, 12/13/2023	672,862	644,545
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024	357,900	346,715
Prime Security Services Borrower LLC, First Lien 2019 Refinancing B-1 Term Loan, 3M US L + 3.25%, 09/23/2026(b)	1,830,000	1,812,560
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/08/2024	4,786,804	1,635,484
		4,613,270

Industrial Equipment - 4.97%
AI Alpine AT BidCo GmbH, First Lien Facility B Term Loan, 3M US L + 2.75%, 10/31/2025(b)	804,142	787,054
Apex Tool Group LLC, First Lien Third Amendment Term Loan, 1M US L + 5.50%, 08/01/2024	5,151,114	5,020,173
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/19/2024	4,381,950	4,308,903
Helix Acquisition Holdings, Inc., First Lien 2018 New Term Loan, 3M US L + 3.75%, 09/30/2024	3,779,984	3,666,603
Justrite Safety Group, First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2026(b)	2,747,838	2,706,620
LTI Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 09/06/2025	1,963,636	1,863,982
1M US L + 6.75%, 09/06/2026	1,276,596	1,169,681
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	3,774,232	3,462,858
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 1M US L + 5.00%, 05/28/2026(b)	4,200,000	3,948,000
Titan Acquisition, Ltd., First Lien Initial Term Loan, 1M US L + 3.00%, 03/28/2025	7,418,205	7,140,875
		34,074,749

Insurance - 1.48%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	4,320,559	4,255,751
Cypress Intermediate Holdings III, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	2,790,698	2,823,488
HIG Finance 2, Ltd., First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024	644,518	645,952
Outcomes Group Holdings, Inc., Second Lien Term Loan:
3M US L + 3.50%, 10/24/2025	1,299,273	1,286,280
3M US L + 7.50%, 10/26/2026	1,153,846	1,148,077
		10,159,548

Leisure Goods/Activities/Movies - 1.95%
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	1,578,030	1,583,293
Travelport Finance S.à r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	7,200,000	6,539,148
UFC Holdings LLC, First Lien 2019 Term Loan, 1M US L + 3.25%, 04/29/2026	1,505,068	1,510,818

	Principal Amount	Value
Leisure Goods/Activities/Movies (continued)
United PF Holdings LLC, First Lien Term Loan:
1M US L + 4.50%, 06/10/2026	$3,095,321	$3,093,387
3M US L + 4.50%, 06/10/2026(c)	65,328	65,287
1M US L + 8.50%, 06/10/2027	577,027	578,469
		13,370,402

Lodging & Casinos - 0.67%
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 3M US L + 4.00%, 03/29/2024	4,728,000	4,593,252

Nonferrous Metals/Minerals - 1.28%
Aleris International, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 02/27/2023	4,767,241	4,780,947
American Rock Salt Company LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 03/21/2025	2,877,207	2,880,818
Murray Energy Corp., First Lien Superpriority B-2 Term Loan, 3M US L + 7.25%, 10/17/2022(d)	2,896,230	1,132,426
		8,794,191

Oil & Gas - 3.56%
Ascent Resources - Marcellus LLC, First Lien Initial Term Loan, 1M US L + 6.50%, 03/30/2023(b)	1,234,568	1,197,531
Equitrans Midstream Corp., First Lien Holdco B Facility Term Loan, 1M US L + 4.50%, 01/31/2024	2,011,824	2,014,591
Keane Group Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/25/2025(b)	3,555,000	3,430,575
Lower Cadence Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/22/2026	3,664,286	3,580,703
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	1,331,934	1,264,504
Petroleum GEO-Services ASA, First Lien Extended Term Loan, 3M US L + 2.50%, 03/19/2021	3,373,444	3,143,628
Sheridan Investment Partners I LLC, First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 10/01/2019	3,043,366	2,373,825
Sheridan Production Partners I LLC, First Lien Deferred Principal Term Loan:
3M US L + 0.00%, 10/01/2019(b)	15,933	12,428
3M US L + 0.00%, 10/01/2019(b)	120,242	93,788
3M US L + 0.00%, 10/01/2019(b)	9,732	7,591
Sheridan Production Partners I-A LP, First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 10/01/2019	403,271	314,551
Sheridan Production Partners I-M LP, First Lien Tranche B-2 Term Loan, 1M US L + 3.50%, 10/01/2019	246,320	192,130
Traverse Midstream Partners LLC, First Lien Advance Term Loan, 1M US L + 4.00%, 09/27/2024	4,843,856	4,298,923
Utex Industries, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 05/20/2022	3,181,818	2,481,818
		24,406,586

Property & Casualty Insurance - 1.63%
Applied Systems, Inc., Second Lien Initial Term Loan, 3M US L + 7.00%, 09/19/2025	303,030	307,197
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.50%, 08/04/2025	9,089,314	9,247,241
Confie Seguros Holding II Co., First Lien B Term Loan, 1M US L + 4.75%, 04/19/2022	1,687,293	1,609,256
		11,163,694

Publishing - 2.49%
Ancestry.com Operations, Inc., First Lien Extended Term Loan, 1M US L + 4.25%, 08/27/2026	3,650,850	3,577,833
Champ Acquisition Corp., First Lien Initial Term Loan, 3M US L + 5.50%, 12/19/2025	4,427,239	4,423,100
Clear Channel Outdoor Holdings, Inc., First Lien B Term Loan, 1M US L + 3.50%, 08/21/2026	3,388,889	3,403,105
Recorded Books, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 08/29/2025	2,605,263	2,611,789
Southern Graphics, Inc., Second Lien Initial Term Loan:
2M US L + 3.25%, 12/31/2022	1,216,440	902,191
2M US L + 7.50%, 12/31/2023	4,500,000	2,137,500
		17,055,518

Radio & Television - 0.13%
iHeartCommunications, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/01/2026	394,224	397,248
William Morris Endeavor Entertainment LLC, First Lien B-1 Term Loan, 1M US L + 2.75%, 05/18/2025	496,072	483,050
		880,298

	Principal Amount	Value
Retailers (except food & drug) - 1.49%
Apro LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 08/08/2024(b)	$2,347,119	$2,364,722
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	2,746,719	1,540,608
FBB Holdings III, Inc., First Lien Initial Retired 07/30/2019 Term Loan:
3M US L + 9.00%, 02/07/2024(b)	555,553	291,665
3M US L + 7.00%, 01/31/2025(b)	191,892	47,973
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 01/26/2023	1,553,293	1,183,276
Pier 1 Imports, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 04/30/2021	1,973,958	540,865
Spencer Spirit IH LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 06/19/2026	4,270,000	4,209,515
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 6.00%, 11/16/2019(b)(d)	2,169,639	4,339
		10,182,963

Steel - 1.05%
Can Am Construction, Inc., First Lien Closing Date Term Loan, 1M US L + 5.00%, 07/01/2024	6,177,993	6,011,960
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025(b)	1,196,071	1,154,209
		7,166,169

Surface Transport - 1.20%
Drive Chassis Holdco LLC, Second Lien B Term Loan, 3M US L + 8.25%, 04/10/2026	6,000,000	5,722,500
SMB Shipping Logistics LLC, First Lien Term Loan, 3M US L + 4.00%, 02/05/2024	2,559,262	2,533,669
		8,256,169

Telecommunications - 3.98%
Alorica, Inc., First Lien New B Term Loan, 1M US L + 3.75%, 06/30/2022	2,697,303	2,319,680
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	7,332,356	6,986,379
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 05/01/2025	902,256	744,361
Ensono LP, First Lien Term Loan, 1M US L + 5.25%, 06/27/2025	3,360,558	3,343,050
Masergy Holdings, Inc., Second Lien Initial Term Loan:
3M US L + 3.25%, 12/15/2023	1,815,262	1,790,302
3M US L + 7.50%, 12/16/2024	1,766,917	1,737,472
Peak 10 Holding Corp., First Lien Initial Term Loan:
3M US L + 3.50%, 08/01/2024	3,563,636	3,089,227
3M US L + 7.25%, 08/01/2025	3,857,143	2,854,286
Securus Technologies Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 11/01/2024	456,664	404,529
Vertiv Group Corp., First Lien B Term Loan, 1M US L + 4.00%, 11/30/2023	4,201,217	4,008,235
		27,277,521

Utilities - 2.77%
Brookfield WEC Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/01/2025	5,478,361	5,502,685
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 12/19/2022	5,742,624	5,754,827
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	1,568,980	1,513,085
Moxie Patriot LLC, First Lien Construction B-1 Advances Term Loan, 3M US L + 5.75%, 12/19/2020	426,893	378,868
Panda Liberty LLC, First Lien Construction B-1 Advance Term Loan, 3M US L + 6.50%, 08/21/2020	6,691,675	5,798,337
		18,947,802

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $968,225,185)		926,287,221

CORPORATE BONDS - 22.00%
Automotive - 0.21%
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc. 7.875%, 10/01/2022(e)	1,500,000	1,398,750

Building & Development - 3.57%
Great Lakes Dredge & Dock Corp. 8.000%, 05/15/2022	4,874,000	5,206,894
Hillman Group, Inc. 6.375%, 07/15/2022(e)	1,300,000	1,225,250
Installed Building Products, Inc. 5.750%, 02/01/2028(e)	900,000	930,375
Northwest Hardwoods, Inc. 7.500%, 08/01/2021(e)	3,211,000	1,894,490
NWH Escrow Corp. 7.500%, 08/01/2021(e)	4,918,000	2,864,735

	Principal
	Amount	Value
Building & Development (continued)
PriSo Acquisition Corp. 9.000%, 05/15/2023(e)	$13,060,000	$12,325,375
		24,447,119

Chemical & Plastics - 0.49%
Pinnacle Operating Corp. 9.000%, 11/15/2020(e)	2,000,000	1,710,000
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/01/2026(e)	1,621,000	1,625,053
		3,335,053

Containers & Glass Products - 1.00%
ARD Securities Finance SARL 8.750%, 01/31/2023(e)(f)	1,480,950	1,540,188
Flex Acquisition Co., Inc. 6.875%, 01/15/2025(e)	1,192,000	1,093,183
Trident TPI Holdings, Inc. 6.625%, 11/01/2025(e)	4,800,000	4,224,000
		6,857,371

Diversified Insurance - 2.75%
HUB International, Ltd. 7.000%, 05/01/2026(e)	1,281,000	1,321,031
NFP Corp. 6.875%, 07/15/2025(e)	5,084,000	5,064,935
York Risk Services Holding Corp. 8.500%, 10/01/2022(e)	12,200,000	12,459,250
		18,845,216

Drugs - 0.93%
Avantor, Inc. 9.000%, 10/01/2025(e)	5,667,000	6,382,459

Ecological Services & Equipment - 0.82%
GFL Environmental, Inc.:
5.375%, 03/01/2023(e)	2,884,000	2,933,893
7.000%, 06/01/2026(e)	1,086,000	1,145,730
8.500%, 05/01/2027(e)	1,398,000	1,553,528
		5,633,151

Electronics/Electric - 1.76%
Banff Merger Sub, Inc. 9.750%, 09/01/2026(e)	2,816,000	2,701,952
Global A&T Electronics, Ltd. 8.500%, 01/12/2023	5,455,007	5,115,460
Riverbed Technology, Inc. 8.875%, 03/01/2023(e)	7,723,000	4,247,650
		12,065,062

Equipment Leasing - 0.16%
Fly Leasing, Ltd. 6.375%, 10/15/2021	1,100,000	1,121,312

Food Service - 0.19%
CEC Entertainment, Inc. 8.000%, 02/15/2022	1,369,000	1,303,972

Food/Drug Retailers - 0.30%
eG Global Finance PLC 6.750%, 02/07/2025(e)	2,113,000	2,070,740

Healthcare - 2.76%
Envision Healthcare Corp. 8.750%, 10/15/2026(e)	6,250,000	3,843,750
Team Health Holdings, Inc. 6.375%, 02/01/2025(e)	3,500,000	2,436,000
Tenet Healthcare Corp.:
7.000%, 08/01/2025	5,714,000	5,828,280
4.875%, 01/01/2026(e)	3,080,000	3,164,700
5.125%, 11/01/2027(e)	3,500,000	3,621,100
		18,893,830

Industrial Equipment - 0.17%
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC 7.750%, 04/15/2026(e)	1,250,000	1,175,000

Leisure Goods/Activities/Movies - 0.88%
Mood Media Borrower LLC / Mood Media Co.-Issuer, Inc. 2.099%, 12/31/2023(b)(e)	6,831,758	5,994,868

Oil & Gas - 1.30%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.750%, 04/15/2023	6,600,000	6,154,500
CSI Compressco LP / CSI Compressco Finance, Inc. 7.250%, 08/15/2022	800,000	727,680

	Principal
	Amount	Value
Oil & Gas (continued)
Talos Production LLC / Talos Production Finance, Inc. 11.000%, 04/03/2022	$2,000,000	$2,050,000
		8,932,180

Property & Casualty Insurance - 1.66%
AssuredPartners, Inc. 7.000%, 08/15/2025(e)	4,545,000	4,567,725
GTCR AP Finance, Inc. 8.000%, 05/15/2027(e)	955,000	983,650
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/2024(e)	5,450,000	5,788,554
		11,339,929

Publishing - 0.55%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/2024(e)	4,320,000	3,758,400

Radio & Television - 0.57%
Entercom Media Corp. 6.500%, 05/01/2027(e)	336,000	351,960
Univision Communications, Inc.:
5.125%, 05/15/2023(e)	2,070,000	2,075,175
5.125%, 02/15/2025(e)	1,536,000	1,501,440
		3,928,575

Telecommunications - 1.93%
Connect Finco SARL / Connect US Finco LLC 6.750%, 10/01/2026(e)	4,714,000	4,808,280
Digicel, Ltd. 6.000%, 04/15/2021(e)	2,250,000	1,597,523
Frontier Communications Corp.:
10.500%, 09/15/2022	750,000	347,344
7.125%, 01/15/2023	4,000,000	1,790,000
Sprint Communications, Inc. 6.000%, 11/15/2022	3,450,000	3,674,250
Vertiv Group Corp. 9.250%, 10/15/2024(e)	1,022,000	990,062
		13,207,459

TOTAL CORPORATE BONDS
(Cost $163,026,730)		150,690,446

	Shares
COMMON STOCK - 1.81%
Building & Development - 0.00%
Baan Rock Garden PCL(b)	164,832	–

Business Equipment & Services - 0.14%
Expanse Energy(b)(g)	169,664	933,152

Leisure Goods/Activities/Movies - 0.19%
Mood Media Corp.(b)(g)	3,709,356	1,298,275

Oil & Gas - 1.48%
Ascent Resources - Equity(b)(g)	886,921	1,995,572
Ridgeback Resources Inc.(b)(g)	1,201,345	6,474,396
SandRidge Energy, Inc.(g)	135,154	635,224
Templar Energy LLC(b)(g)	197,643	–
Titan Energy LLC(g)	29,318	1,149
Total Safety Holdings, LLC(g)	2,951	1,032,850
		10,139,191

TOTAL COMMON STOCK
(Cost $42,341,121)		12,370,618

	Shares	Value
PREFERRED STOCK - 0.00%
Oil & Gas - 0.00%
Templar Energy LLC(b)(g)	131,013	$–

TOTAL PREFERRED STOCK
(Cost $1,310,126)		–

WARRANTS - 0.00%(h)
Oil & Gas - 0.00%
Ascent Resources Marcellus LLC expires 3/30/2023 at $6.15(b)(g)	229,630	6,889

TOTAL WARRANTS
(Cost $25,062)		6,889

Total Investments - 159.01%
(Cost $1,174,928,224)		1,089,355,174

Other Assets in Excess of Liabilities - 0.37%		2,511,709

Mandatory Redeemable Preferred Shares - (6.61)%
(liquidation preference plus distributions payable on term preferred shares)		(45,267,743)

Leverage Facility - (52.77)%		(361,500,000)

Net Assets - 100.00%		$685,099,140

Amounts above are shown as a percentage of net assets as of September 30, 2019.

Libor Rates:
1W US L - 1 Week LIBOR as of September 30, 2019 was 1.91%
1M US L - 1 Month LIBOR as of September 30, 2019 was 2.02%
2M US L - 2 Month LIBOR as of September 30, 2019 was 2.07%
3M US L - 3 Month LIBOR as of September 30, 2019 was 2.09%
6M US L - 6 Month LIBOR as of September 30, 2019 was 2.06%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2019 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	A portion of this position was not funded as of September 30, 2019. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2019, the Fund has unfunded delayed draw loans in the amount of $2,308,811. Fair value of these unfunded delayed draw loans was $2,265,968.
(d)	Security is in default as of period end and is therefore non-income producing.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $117,370,754, which represented approximately 17.13% of net assets as of September 30, 2019. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(f)	Option to convert to pay-in-kind security.
(g)	Non-income producing security.
(h)	Amount represents less than 0.005% of net assets.

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s managed assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGB is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGB’s investments under the fair value hierarchy levels as of September 30, 2019:

Blackstone / GSO Strategic Credit Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	$–	$6,036,522	$12,567,592	$18,604,114
Automotive	–	3,552,428	4,171,402	7,723,830
Building & Development	–	56,646,775	600,000	57,246,775
Business Equipment & Services	–	131,946,522	23,352,945	155,299,467
Chemical & Plastics	–	20,228,894	5,757,963	25,986,857
Conglomerates	–	5,632,621	2,032,990	7,665,611
Containers & Glass Products	–	14,685,644	1,674,297	16,359,941
Diversified Insurance	–	4,038,684	1,032,965	5,071,649
Ecological Services & Equipment	–	4,479,663	1,883,098	6,362,761
Electronics/Electric	–	174,802,174	9,765,067	184,567,241
Financial Intermediaries	–	12,811,561	1,171,107	13,982,668
Food Service	–	22,810,899	3,002,102	25,813,001
Healthcare	–	132,895,249	6,722,812	139,618,061
Home Furnishings	–	2,800,710	1,812,560	4,613,270
Industrial Equipment	–	26,633,075	7,441,674	34,074,749
Insurance	–	5,903,797	4,255,751	10,159,548
Oil & Gas	–	19,664,673	4,741,913	24,406,586
Retailers (except food & drug)	–	7,474,264	2,708,699	10,182,963
Steel	–	6,011,960	1,154,209	7,166,169
Other	–	171,381,960	–	171,381,960
Corporate Bonds
Leisure Goods/Activities/Movies	–	–	5,994,868	5,994,868
Other	–	144,695,578	–	144,695,578
Common Stock
Business Equipment & Services	–	–	933,152	933,152
Leisure goods/activities/movies	–	–	1,298,275	1,298,275
Oil & Gas	636,373	1,032,850	8,469,968	10,139,191
Rights
Oil & Gas	–	–	6,889	6,889
Total	636,373	976,166,503	112,552,298	1,089,355,174

*	Refer to the Fund’s Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Common Stock	Preferred Stock	Warrants	Corporate Bonds	Total
Balance as of December 31, 2018	$229,511,149	$13,989,703	$393,038	$6,889	$-	$243,900,779
Accrued discount/ premium	307,047	-	-	-	25,690	332,737
Realized Gain/(Loss)	183,150	-	-	-	-	183,150
Change in Unrealized Appreciation/(Depreciation)	(2,304,102)	(3,288,308)	(393,038)	-	(57,362)	(6,042,810)
Purchases	37,566,816	-	-	-	6,026,540	43,593,356
Sales Proceeds	(37,357,555)	-	-	-	-	(37,357,555)
Transfer into Level 3	12,869,181	-	-	-	-	12,869,181
Transfer out of Level 3	(144,926,540)	-	-	-	-	(144,926,540)
Balance as of September 30, 2019	$95,849,146	$10,701,395	$-	$6,889	$5,994,868	$112,552,298
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2019	$(289,219)	$(3,288,308)	$(393,038)	$-	$(57,362)	$(4,027,927)

Information about Level 3 fair value measurements as of September 30, 2019:

Blackstone / GSO Strategic Credit Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted/Average)
Floating Rate Loan Interests	$95,849,146	Third-party vendor pricing service	Broker quote	N/A

Corporate Bonds	$5,994,868	Discounted cash flow methodology	Discount Rate(a)	18.85%
Common Stock	$2,928,724	Third-party vendor pricing service	Broker quote	N/A
	$1,298,275	Performance multiple methodology	EBITDA Multiple(a)	7.25x
	$6,474,396	Performance multiple methodology	EBITDA Multiple(a)	3.78x
			Proved & Probable PV-10(a)	0.48x
			Daily Production(a)	38.5
			Proved & Probable Reserves(a)	8.1

Warrants	$6,889	Third-party vendor pricing service	Broker quotes	N/A

(a)	As of September 30, 2019, a change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Proved & Probable PV-10	Increase	Decrease
Daily Production	Increase	Decrease
Proved & Probable Reserves	Increase	Decrease

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines “Managed Assets” as total assets (including any assets attributable to any leverage used) minus the sum of BGB’s accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2019, 98.66% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower of the Loan (the “Borrower”) that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At September 30, 2019, BGB had invested $151,694,834 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through participation.

NOTE 4. LEVERAGE

The Fund has entered into a separate Credit Agreement (the “Agreement”) with a bank to borrow money pursuant to a revolving line of credit (“Leverage Facility”) dated December 21, 2012, as amended at December 20, 2013, December 19, 2014, December 18, 2015, July 26, 2016, December 16, 2016, December 20, 2017 as amended and restated on June 20, 2018, as amended on December 4, 2018 and as further amended and restated on January 11, 2019 to borrow up to a limit of $415 million, with $145 million for tranche A loans (“Tranche A Loans”) and $270 million for tranche B loans (“Tranche B Loans”). Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.85% above LIBOR for Tranche A Loans, 1.15% above LIBOR for one (1) month interest period Tranche B Loans and 1.00% above LIBOR for three (3), six (6) and nine (9) months interest periods Tranche B Loans, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable for each of Tranche A Loans and Tranche B Loans is 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are generally payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2019, BGB had borrowings outstanding under its Leverage Facility of $361,500,000, at an interest rate of 3.16%. Face value approximates fair value at September 30, 2019; this fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2019, the average borrowings under BGB’s Leverage Facility and the average interest rate were $366,989,011 and 3.43%, respectively.

On July 27, 2016, BGB issued 45,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $45,000,000, rated “AA” by Fitch Ratings. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGB makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund’s custodian, The Bank of New York Mellon. As of September 30, 2019, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund’s portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund’s investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund’s Managed Assets, which include the assets purchased through leverage. As of September 30, 2019, BGB’s leverage represented 37.24% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 33.12% of Managed Assets and the MRPS representing 4.12% of Managed Assets).